401(k) Savings Plan (10-K) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
401(k) Savings Plan [Abstract]
401(k) Savings Plan	The Company has a tax-qualified employee savings and retirement plan, or 401(k) plan. Under the U.S. based 401 (k) plan, participants may elect to reduce their current compensation, on a pre-tax basis, by up to 15% of their taxable compensation or of the statutorily prescribed annual limit, whichever is lower, and have the amount of the reduction contributed to the 401(k) plan. The 401(k) plan permits the Company, in its sole discretion, to make additional employer contributions to the 401(k) plan.
Employer discretionary contributions	$ 0	$ 0